UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                             Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Lutheran Church Missouri Synod Foundation
Address: 1333 S. Kirkwood Rd.
         St. Louis, MO  63122-7295


Form 13F File Number: 28-6417

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne R. Price
Title:  Vice President - Finance
Phone:  314-965-9917 EXT. 1462

Signature, Place, and Date of Signing:

Wayne R. Price         St. Louis, MO                 10/30/03
[Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[XX] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name

        28-4179           Institutional Capital Corporation
        28-4357           Dresdner RCM Global Investors LLC